Goodwill and Identifiable Assets (Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Customer relations	Dec. 31, 2011 Customer relations	Dec. 31, 2012 Customer relations Minimum	Dec. 31, 2012 Customer relations Maximum	Dec. 31, 2012 Contractor relations	Dec. 31, 2011 Contractor relations	Dec. 31, 2012 Contractor relations Minimum	Dec. 31, 2012 Contractor relations Maximum	Dec. 31, 2012 Non-compete agreements	Dec. 31, 2011 Non-compete agreements	Dec. 31, 2012 Non-compete agreements Minimum	Dec. 31, 2012 Non-compete agreements Maximum
Intangible Assets [Line Items]
Estimated Useful Life						3 months	10 years			2 years	7 years			2 years	7 years
Intangible assets subject to amortization:
Gross Carrying Amount	$ 144,142	$ 39,252		$ 103,285	$ 11,077			$ 37,871	$ 27,276			$ 2,986	$ 899
Accumulated Amortization	52,154	34,094		23,338	7,891			27,754	25,599			1,062	604
Net Carrying Amount	91,988	5,158		79,947	3,186			10,117	1,677			1,924	295
Intangible assets not subject to amortization:
Trademarks, Carrying Amount	171,852	25,048
Goodwill	498,356	229,234	199,720
Total
Gross Carrying Amount	814,350	293,534
Net Carrying Amount	$ 762,196	$ 259,440